23. Financial Risks: Schedule of Fair Value Measurements (Details)	Jun. 30, 2023 CAD ($)
Level 1 of fair value hierarchy
Other cash and cash equivalents	$ 3,480,880
Non-current derivative financial liabilities	0
Level 2 of fair value hierarchy
Other cash and cash equivalents	0
Non-current derivative financial liabilities	(1,922,246)
Other cash and cash equivalents	3,480,880
Non-current derivative financial liabilities	(1,922,246)
Level 3 of fair value hierarchy
Non-current derivative financial liabilities	$ 0